Ordinary shares	12 Months Ended
Dec. 31, 2014
Ordinary shares.
Ordinary shares

14.Ordinary shares

On the closing date of the Baidu Transaction, July 20, 2011, the Company amended and restated its memorandum and articles of association to include (i) a redemption clause of the ordinary shares (“Ordinary Share Redemption Request”), which states that any ordinary shareholder at any time may request the Company to redeem all of the ordinary shares held by such holder at the redemption price of US$1.45533 per ordinary share; and (ii) a redemption clause by a shareholder with 80% ownership of the Company’s outstanding shares (“80% Shareholder”), which states that the 80% Shareholder may request in writing that the Company redeem 100% of the Company’s outstanding shares (the “80% Shareholder Redemption Request”). The Ordinary Share Redemption Request will be nullified upon the listing of the Company’s ordinary shares for trading on any major stock exchange. The 80% Shareholder Redemption Request will be nullified upon the earlier of (i) an IPO; or (ii) the redemption of all then outstanding ordinary shares (other than those held by the 80% Shareholder or its affiliates or associates).

Baidu had unconditionally and irrevocably waived its redemption right as part of the Baidu Transaction (note 1).

As the ordinary shares held by other shareholders are currently redeemable at the option of such shareholders outside the sole control of the Company, all ordinary shares except those held by Baidu have been reclassified as mezzanine equity. The Company accounted for the reclassification by analogy to ASC 815-40-35-9, whereby the difference between the fair value of the redeemable ordinary shares on the date of the reclassification and the previous carrying value recorded in shareholders’ (deficit) equity was accounted for as an adjustment to additional paid-in capital. The fair value of US$1.58 per share was estimated with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of all amounts recorded in the financial statements. As the fair value exceeded the redemption value of US$1.45533 per share, there was no downward accretion to the redemption value under ASC 480-10-S99-3A.

On March 4, 2013, the Company entered into a share purchase agreement with certain investors and Baidu (collectively, the “Investors”). According to the agreement, the Investors subscribed for an aggregate number of 21,662,296 ordinary shares (the “Purchased Shares”) at a per share issue price of US$2.6313 for a total consideration of US$57,000. The Purchased Shares represent 7.14% of total ordinary shares of the Company after the closing of the transaction.

The Investors have unconditionally and irrevocably waived their rights to request the Company at any time to redeem all of the ordinary shares held by such holder at the redemption price of US$1.45533 per ordinary share. Furthermore, if the 80% Shareholder Redemption Request is exercised by an Investor (the “Redeeming Investor”), then the Redeeming Investor is required to cause the Company to, within three business days following such 80% Shareholder Redemption Request, reissue to each other Investor such number of shares which represents, as of immediately after such reissuance, the same shareholding percentage that was represented, as of immediately prior to the 80% Shareholder Redemption Request, by the shares held by such Investor and redeemed for an aggregate amount of issuance consideration equal to the redemption consideration actually received by such Investor.

On July 3, 2013, the Board of Directors and the shareholders of the Company amended and restated its memorandum and articles of association to redesignate 203,064,412 issued ordinary shares (including the ordinary shares issued to the Investors) and 100,280,392 issued redeemable ordinary shares as Class A ordinary shares; and to redesignate 496,655,196 of the Company’s authorized but unissued ordinary shares as Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for conversion and voting rights. Each Class A ordinary share is convertible into one Class B ordinary share at any time, while Class B ordinary shares cannot be converted into Class A ordinary shares under any circumstances. Upon any sale, pledge, transfer, assignment or disposition of a Class A ordinary share by its holder to any person who is not already a holder of Class A ordinary shares and is not an affiliate of such holder as defined in the Company’s amended and restated memorandum and articles of association, such Class A ordinary share shall automatically convert into one Class B ordinary share without any actions on the part of the transferor or the transferee. Each Class A ordinary share is entitled to three votes and each Class B ordinary share is entitled to one vote.

On November 1, 2013, the Company completed its IPO by issuing 12,612,800 ADSs at the price of US$15.00 per ADS and 1,000,000 Class B ordinary shares at the price of US$5.00 per share. Each ADS represents three Class B ordinary shares. Immediately following the closing of the IPO, the total number of ordinary shares outstanding was 342,183,204, comprised of 302,850,254 Class A ordinary shares and 39,332,950 Class B ordinary shares.

Upon the closing of the IPO, the Ordinary Share Redemption Request and the 80% Shareholder Redemption Request were nullified and therefore, the redeemable ordinary shares were reclassified from mezzanine equity into Class A Ordinary Shares in permanent equity.

As of December 31, 2014, there were 224,299,179 and 134,376,522 Class A and Class B ordinary shares outstanding, respectively.